Earnings Per Share (EPS) - Summary of Earnings Per Share (EPS) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Net income	$ (12,549)	$ 10,172		$ 7,970		$ 8,281		$ 592		$ (20,098)		$ 10,936		$ 20,083		$ 26,392		$ 27,015		$ 37,313		$ (50,451)
Basic EPS (in shares)	120,368,650							118,867,678										119,284,468		117,721,135		116,081,590
Basic EPS (in dollars per share)	$ (0.10)	$ 0.08	[1]	$ 0.07	[1]	$ 0.07	[1]	$ 0.00	[1]	$ (0.17)	[1]	$ 0.09	[1]	$ 0.17	[1]	$ 0.23	[1]	$ 0.23	[1]	$ 0.32	[1]	$ (0.43)
Stock options and restricted stock (in shares)	0							1,204,896										1,940,082		1,372,455		0
Stock options and restricted stock (in dollars per share)	$ 0	$ (0.01)						$ 0		$ (0.01)								$ (0.01)		$ (0.01)		$ 0.00
Diluted EPS (in shares)	120,368,650							120,072,574										121,224,550		119,093,590		116,081,590
Diluted EPS (in dollars per share)	$ (0.10)	$ 0.08	[1]	$ 0.07	[1]	$ 0.07	[1]	$ 0.00	[1]	$ (0.17)	[1]	$ 0.09	[1]	$ 0.17	[1]	$ 0.22	[1]	$ 0.22	[1]	$ 0.31	[1]	$ (0.43)

[1]	As a result of shares issued during the year, earnings per share for each of the year's four quarters, which are based on weighted average shares outstanding during each quarter, may not equal the annual earnings per share, which is based on the weighted average shares outstanding during the year. Additionally, as a result of rounding to the thousands, revenues, operating gross margin, operating income, and net income (loss) attributable to controlling interest may not equal the 2013 year to date results.